Income Tax (Narrative) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Income Tax [Abstract]
Cumulative Tax Benefit Adjustment	$ 30,700,000
Unrecorded Tax Benefit Adjustment Impact By Year		12,000,000	9,000,000	6,000,000	3,000,000
Deferred Tax Liability Not Recognized, Amount of Unrecognized Deferred Tax Liability	777,300,000	630,600,000
Proceeds from Income Tax Refunds	11,100,000	37,500,000	300,000
Cash paid for income taxes	140,100,000	48,000,000	25,900,000
Operating Loss Carryforwards	562,700,000	1,075,500,000
Operating Loss Carryforwards With Expiration Dates	427,100,000
Unrecognized Tax Benefits that Would Impact Effective Tax Rate		26,800,000
Unrecognized Tax Benefits, Interest on Income Taxes Expense	7,100,000	1,400,000	2,100,000
Unrecognized Tax Benefits, Interest on Income Taxes Accrued	$ 39,800,000	$ 32,700,000